Inventories - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Inventories [Line Items]
Impairment of inventories	€ (932)	€ 228
Advance payments	4,340		€ 3,031
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories	€ 954		€ 1,886